Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	75,000,000	75,000,000
Common Stock, Shares, Issued	12,054,813	6,661,000
Common Stock, Shares, Outstanding	12,054,813	6,661,000
Moleculin, LLC [Member]
Limited Liability Company (LLC) Preferred Unit, Authorized		16,321,558	16,321,558
Limited Liability Company (LLC) Preferred Unit, Issued		13,515,820	13,515,820
Limited Liability Company (LLC) Preferred Unit, Outstanding		13,515,820	13,515,820
Common Unit, Authorized		4,727,074	4,727,074
Common Unit, Issued		4,178,444	4,178,444
Common Unit, Outstanding		4,178,444	4,178,444
Moleculin, LLC [Member] | Convertible Notes Payable Related Parties [Member]
Debt Instrument, Unamortized Discount, Current		$ 30,215
Debt Instrument, Unamortized Discount, Noncurrent			$ 90,811
Moleculin, LLC [Member] | Convertible Notes Payable [Member]
Debt Instrument, Unamortized Discount, Current		79,076
Debt Issuance Costs, Current, Net		$ 35,787
Debt Instrument, Unamortized Discount, Noncurrent			237,664
Debt Issuance Costs, Noncurrent, Net			$ 107,558